Note 4 - Goodwill, Intangible and Long-lived Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets	$ 229	$ 289
Fair Value Inputs, Discount Rate	18.50%	20.00%
Goodwill, Period Increase (Decrease)	$ 0
Goodwill and Intangible Asset Impairment	$ 0	$ 0